Investment Strategy - AB Growth Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in domestic equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. When selecting securities, the Adviser looks for companies that have experienced management teams, strong market positions, and the potential to deliver greater-than-expected earnings growth rates.
In managing the Fund, the Adviser allocates investments among broad sector groups and selects specific investments based on the fundamental company research conducted by the Adviser’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The Adviser’s research focus is on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and clear competitive advantages.
The Fund has the flexibility to invest across the capitalization spectrum. The Fund is designed for those seeking exposure to companies of various sizes, and typically has substantial investments in both large-capitalization companies and mid-capitalization companies, and may also invest in small-capitalization companies.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value.